Summary of Other Selected Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate intrinsic value of outstanding options	$ 0	$ 130
Weighted average fair value per share of options granted	$ 1.56	$ 1.93